Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	SOBR Safe, Inc.
Entity Central Index Key	0001425627
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-282799) is being filed as an exhibit only filing to file Exhibit 23.1 to update the date of the Consent of Independent Registered Public Accounting Firm. No changes are being made to Part I of the Registration Statement. Accordingly, this Amendment No.1 consists only of the facing page, this explanatory note, Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibit. The remainder of the Registration Statement is unchanged and has therefore been omitted.
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0731818
Entity Address Address Line 1	6400 S. Fiddlers Green Circle
Entity Address Address Line 2	Suite 1400
Entity Address City Or Town	Greenwood Village
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80111
City Area Code	844
Local Phone Number	762-7723